Stock Options (Options Granted Under The Stock Option Plan Exercisable In Canadian Dollars And U.S Dollars) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2013 Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2013 Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2012 Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2013 Minimum [Member] Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2011 Minimum [Member] Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2013 Minimum [Member] Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2013 Maximum [Member] Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2011 Maximum [Member] Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2013 Maximum [Member] Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2012 Maximum [Member] Stock Option In Us Dollars [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of Options	4,171	4,171	1,327	963
Granted Number of Options	0	0	315	1,137
Exercised Number of Options	0	0	0	0
Forfeited or expired Number of Options	(78)	0	(11)	(773)
Outstanding Number of Options	4,093	4,171	1,631	1,327
Outstanding Range					0.54	0.54	$ 0.15	$ 0.50	0.81	0.81	$ 11.34	$ 24.30
Granted Range	0	0					$ 0.24	$ 0.15			$ 0.98	$ 0.56
Exercised Range	0	0	$ 0	$ 0			$ 0.24				$ 0.98
Forfeited or expired Range	0.81	0					$ 5.22	$ 5.04			$ 10.26	$ 24.30
Outstanding Range					0.54	0.54	$ 0.15	$ 0.15	0.81	0.81	$ 10.26	$ 11.34
Outstanding Weighted- average	0.78	0.78	$ 0.67	$ 8.51
Granted Weighted- average	0	0	$ 0.32	$ 0.32
Exercised Weighted- average	0	0	$ 0	$ 0
Forfeited or expired Weighted- average	0.81	0	$ 10.14	$ 9.92
Outstanding Weighted- average	0.79	0.78	$ 0.60	$ 0.67